ACCOUNTS RECEIVABLE AND OTHER - Schedule Of Change In Balance Of Timberlands And Other Agricultural Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Balance, beginning of year	$ 85	$ 109
Additions	28	75
Disposals, Sustainable Resources	63	0
Fair value adjustments	(5)	2
Decrease due to harvest	41	61
Foreign currency changes	(4)	(40)
Balance, end of year	$ 0	$ 85